Income Taxes - Major Components of Income Tax Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current income tax expense	$ 30	$ 29
Deferred income tax expense (recovery)	148	(814)
Total income tax expense (recovery)	$ 178	$ (785)